Segment, Geographic and Customers Information - Summarized Balance Sheet Amounts by Segment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Assets	$ 2,170,763	$ 2,168,011	$ 2,108,685	$ 2,066,879
Long-lived Assets:
Long-lived Assets	1,764,596	1,785,190	1,734,916	1,711,151
Assets Held-for-sale [Member]
Assets:
Assets			3,897	26,746
North America [Member]
Assets:
Assets	1,595,344	1,573,470	1,510,406	1,426,277
Long-lived Assets:
Long-lived Assets	1,338,627	1,337,923	1,291,318	1,229,545
Europe [Member]
Assets:
Assets	575,419	594,541	594,382	613,856
Long-lived Assets:
Long-lived Assets	$ 425,969	$ 447,267	$ 443,598	$ 481,606